Equity Parenthetical (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	May 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of preferred shares converted into common shares	17,482,000
Regulatory reserve for loan losses appropriated from retained earnings		₩ 21,078	₩ 18,524
Profit dividend within retained earnings		7,543,306
Increase (decrease) in non controlling interest due to acquistion		0	86,711
Preferred Stock Issue [Member]
Number of preferred shares converted into common shares	17,482,000
Non-controlling interests [member] | Shinhan Bank Jeju Bank And Shinhan Capital [Member]
Hybrid bonds recognized as non controlling interest		2,437,561	2,537,569
Payment of dividend on hybrid bonds		106,715	81,262
Non-controlling interests [member] | Shinhan Asset Trust Co Ltd [Member]
Increase (decrease) in non controlling interest due to acquistion			(89,912)
Non-controlling interests [member] | Shinhan EZ General Insurance, Ltd [Member]
Increase (decrease) in non controlling interest due to acquistion			19,454
Article 53 of the Financial Holding Companies Act [member]
Profits reserved by the group		₩ 2,698,360	₩ 2,573,435